SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Q2), Unearned Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES [Abstract]
Unearned Revenue	$ (1,488,500)	$ 0	$ 4,413,100	$ 0
Deferred revenue reorganization period	12 months		12 months